Financial Instruments fair value risk - Summary of Fair Values of Financial Assets and Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Cash and cash equivalents	€ 6,136	€ 4,159
Financial assets at amortised cost	1,262	1,415
Financial assets at fair value through other comprehensive income	600	609
Financial assets at fair value through profit or loss
Financial assets	9,037	7,276
Financial liabilities
Lease liabilities	(1,486)	(1,395)
Derivatives	(594)	(494)
Other financial liabilities	(804)	(535)
Total financial liabilities	(32,053)	(29,622)	€ (29,488)
Derivatives
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	217	112
Other
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	822	981
At fair value
Financial assets
Cash and cash equivalents	6,136	4,159
Financial assets at amortised cost	1,262	1,415
Financial assets at fair value through other comprehensive income	600	609
Financial assets at fair value through profit or loss
Financial assets	9,037	7,276
Financial liabilities
Bank loans and overdrafts	(521)	(506)
Bonds and other loans	(28,037)	(26,112)
Lease liabilities	(1,486)	(1,395)
Derivatives	(594)	(494)
Other financial liabilities	(804)	(535)
Total financial liabilities	(31,442)	(29,042)
At fair value | Derivatives
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	217	112
At fair value | Other
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	822	981
Carrying value
Financial assets
Cash and cash equivalents	6,136	4,159
Financial assets at amortised cost	1,262	1,415
Financial assets at fair value through other comprehensive income	600	609
Financial assets at fair value through profit or loss
Financial assets	9,037	7,276
Financial liabilities
Bank loans and overdrafts	(521)	(506)
Bonds and other loans	(28,648)	(26,692)
Lease liabilities	(1,486)	(1,395)
Derivatives	(594)	(494)
Other financial liabilities	(804)	(535)
Total financial liabilities	(32,053)	(29,622)
Carrying value | Derivatives
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	217	112
Carrying value | Other
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	€ 822	€ 981